Summary of Significant Accounting Policies (Details) - Schedule of fair value hierarchy of the valuation techniques the company utilized to determine such fair value - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies (Details) - Schedule of fair value hierarchy of the valuation techniques the company utilized to determine such fair value [Line Items]
Marketable equity securities	$ 425	$ 2,443,593	$ 7,795,479
Non-marketable equity securities	34,545,413	34,589,767
Forward share purchase liability	13,573,788	13,491,606
Warrant liabilities	3,868	4,548
Quoted Prices in Active Markets (Level 1)
Summary of Significant Accounting Policies (Details) - Schedule of fair value hierarchy of the valuation techniques the company utilized to determine such fair value [Line Items]
Marketable equity securities	425	2,443,593	7,795,479
Non-marketable equity securities
Forward share purchase liability
Warrant liabilities
Significant Other Observable Inputs (Level 2)
Summary of Significant Accounting Policies (Details) - Schedule of fair value hierarchy of the valuation techniques the company utilized to determine such fair value [Line Items]
Marketable equity securities
Non-marketable equity securities
Forward share purchase liability
Warrant liabilities
Significant Other Unobservable Inputs (Level 3)
Summary of Significant Accounting Policies (Details) - Schedule of fair value hierarchy of the valuation techniques the company utilized to determine such fair value [Line Items]
Marketable equity securities
Non-marketable equity securities	34,545,413	34,589,767
Forward share purchase liability	13,573,788	13,491,606
Warrant liabilities	$ 3,868	$ 4,548